Quarterly Holdings Report
for
Fidelity® SAI Sustainable Sector Fund
August 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT1-1023
1.9905637.101
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	5,768	85,309
Cellnex Telecom SA (a)	421	16,115
Liberty Global PLC Class C (b)	915	18,154
		119,578
Entertainment - 1.4%
Netflix, Inc. (b)	299	129,670
Sea Ltd. ADR (b)	854	32,136
Take-Two Interactive Software, Inc. (b)	210	29,862
The Walt Disney Co. (b)	625	52,300
		243,968
Interactive Media & Services - 5.9%
Alphabet, Inc. Class A (b)	4,555	620,254
Meta Platforms, Inc. Class A (b)	1,249	369,567
Pinterest, Inc. Class A (b)	481	13,223
Snap, Inc. Class A (b)	2,519	26,072
		1,029,116
Media - 0.6%
Charter Communications, Inc. Class A (b)	78	34,173
Comcast Corp. Class A	1,542	72,104
		106,277
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	476	64,855
TOTAL COMMUNICATION SERVICES		1,563,794
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.1%
Lear Corp.	136	19,596
Automobiles - 1.8%
Ferrari NV	104	33,045
Tesla, Inc. (b)	1,074	277,178
		310,223
Broadline Retail - 4.0%
Amazon.com, Inc. (b)	4,786	660,516
eBay, Inc.	692	30,988
		691,504
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	29	90,046
Domino's Pizza, Inc.	72	27,893
Marriott International, Inc. Class A	510	103,790
McDonald's Corp.	205	57,636
Yum! Brands, Inc.	442	57,186
		336,551
Household Durables - 0.1%
D.R. Horton, Inc.	79	9,403
Mohawk Industries, Inc. (b)	151	15,310
		24,713
Specialty Retail - 2.1%
Fast Retailing Co. Ltd.	78	17,949
Lowe's Companies, Inc.	517	119,158
The Home Depot, Inc.	237	78,281
TJX Companies, Inc.	1,425	131,784
Valvoline, Inc.	806	27,759
		374,931
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	318	32,344
PVH Corp.	347	29,009
Tapestry, Inc.	766	25,523
		86,876
TOTAL CONSUMER DISCRETIONARY		1,844,394
CONSUMER STAPLES - 6.4%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	391	101,879
The Coca-Cola Co.	2,297	137,430
		239,309
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	360	18,826
Costco Wholesale Corp.	94	51,632
Dollar General Corp.	67	9,280
Walmart, Inc.	1,287	209,279
		289,017
Food Products - 0.9%
Bunge Ltd.	536	61,276
Mondelez International, Inc.	1,308	93,208
		154,484
Household Products - 2.1%
Colgate-Palmolive Co.	1,227	90,148
Procter & Gamble Co.	1,804	278,429
		368,577
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	390	62,607
TOTAL CONSUMER STAPLES		1,113,994
ENERGY - 3.8%
Energy Equipment & Services - 0.6%
Expro Group Holdings NV (b)	1,895	44,551
Schlumberger Ltd.	1,038	61,200
		105,751
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd.	1,032	66,768
Eco Atlantic Oil & Gas Ltd. (b)	47,679	9,880
Hess Corp.	696	107,532
Imperial Oil Ltd.	1,658	94,152
Kosmos Energy Ltd. (b)	6,072	44,204
MEG Energy Corp. (b)	4,520	80,853
Phillips 66 Co.	651	74,318
Valero Energy Corp.	598	77,680
		555,387
TOTAL ENERGY		661,138
FINANCIALS - 12.5%
Banks - 4.5%
AIB Group PLC	3,475	15,834
Bank of America Corp.	4,043	115,913
BNP Paribas SA	716	46,302
Citigroup, Inc.	611	25,228
DNB Bank ASA	1,628	32,180
Eurobank Ergasias Services and Holdings SA ADR (b)	28,020	23,733
JPMorgan Chase & Co.	1,693	247,737
KBC Group NV	234	15,366
KeyCorp	2,477	28,064
M&T Bank Corp.	131	16,382
Piraeus Financial Holdings SA (b)	3,243	11,225
PNC Financial Services Group, Inc.	241	29,096
Standard Chartered PLC (United Kingdom)	992	8,942
UniCredit SpA	707	17,225
Wells Fargo & Co.	3,520	145,341
Zions Bancorp NA	359	12,745
		791,313
Capital Markets - 2.0%
Bank of New York Mellon Corp.	1,463	65,645
BlackRock, Inc. Class A	87	60,947
Brookfield Corp. Class A	637	21,728
Cboe Global Markets, Inc.	146	21,858
CME Group, Inc.	206	41,752
MarketAxess Holdings, Inc.	85	20,479
Morgan Stanley	919	78,253
State Street Corp.	481	33,064
		343,726
Consumer Finance - 0.1%
OneMain Holdings, Inc.	177	7,347
Financial Services - 2.8%
Apollo Global Management, Inc.	935	81,663
Block, Inc. Class A (b)	690	39,779
Dlocal Ltd. (b)	1,063	22,791
Global Payments, Inc.	391	49,536
Visa, Inc. Class A	1,064	261,404
Voya Financial, Inc.	283	19,719
Worldline SA (a)(b)	537	17,515
		492,407
Insurance - 3.1%
Arthur J. Gallagher & Co.	318	73,293
Chubb Ltd.	453	90,994
Everest Re Group Ltd.	96	34,625
Globe Life, Inc.	253	28,227
Hartford Financial Services Group, Inc.	611	43,882
Marsh & McLennan Companies, Inc.	444	86,576
Progressive Corp.	491	65,534
Prudential PLC	816	9,938
The Travelers Companies, Inc.	504	81,260
Unum Group	632	31,088
		545,417
TOTAL FINANCIALS		2,180,210
HEALTH CARE - 13.6%
Biotechnology - 1.7%
AbbVie, Inc.	151	22,191
Akero Therapeutics, Inc. (b)	381	18,909
Blueprint Medicines Corp. (b)	278	13,861
Cytokinetics, Inc. (b)	584	20,405
Karuna Therapeutics, Inc. (b)	65	12,204
Legend Biotech Corp. ADR (b)	590	40,922
Regeneron Pharmaceuticals, Inc. (b)	94	77,690
Repligen Corp. (b)	100	17,391
Vaxcyte, Inc. (b)	311	16,147
Vertex Pharmaceuticals, Inc. (b)	73	25,429
Xencor, Inc. (b)	753	16,551
Zentalis Pharmaceuticals, Inc. (b)	584	15,511
		297,211
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (b)	3,750	202,275
Insulet Corp. (b)	187	35,850
Intuitive Surgical, Inc. (b)	56	17,510
iRhythm Technologies, Inc. (b)	133	13,748
Lantheus Holdings, Inc. (b)	96	6,570
Masimo Corp. (b)	365	41,712
Penumbra, Inc. (b)	320	84,640
ResMed, Inc.	162	25,854
Stryker Corp.	125	35,444
Tandem Diabetes Care, Inc. (b)	358	9,795
		473,398
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (b)	404	31,148
Centene Corp. (b)	945	58,259
Cigna Group	446	123,212
CVS Health Corp.	1,116	72,730
Elevance Health, Inc.	59	26,079
Humana, Inc.	96	44,316
Molina Healthcare, Inc. (b)	64	19,848
Privia Health Group, Inc. (b)	1,076	28,245
UnitedHealth Group, Inc.	671	319,785
		723,622
Health Care Technology - 0.2%
Evolent Health, Inc. (b)	710	18,112
Phreesia, Inc. (b)	592	16,854
		34,966
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (b)	539	27,947
Bruker Corp.	293	19,221
Danaher Corp.	687	182,055
IQVIA Holdings, Inc. (b)	224	49,869
Thermo Fisher Scientific, Inc.	270	150,417
West Pharmaceutical Services, Inc.	67	27,262
		456,771
Pharmaceuticals - 2.2%
AstraZeneca PLC (United Kingdom)	423	56,819
Eli Lilly & Co.	310	171,802
Merck & Co., Inc.	551	60,048
Novo Nordisk A/S Series B	260	47,958
Royalty Pharma PLC	1,031	30,744
UCB SA	193	17,328
		384,699
TOTAL HEALTH CARE		2,370,667
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
Howmet Aerospace, Inc.	1,321	65,350
Lockheed Martin Corp.	287	128,676
Northrop Grumman Corp.	145	62,798
		256,824
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	105	17,787
Building Products - 0.6%
Trane Technologies PLC	555	113,919
Electrical Equipment - 1.1%
AMETEK, Inc.	777	123,939
Eaton Corp. PLC	300	69,111
		193,050
Ground Transportation - 1.5%
CSX Corp.	1,833	55,357
Old Dominion Freight Lines, Inc.	212	90,602
Uber Technologies, Inc. (b)	1,151	54,362
Union Pacific Corp.	266	58,672
		258,993
Industrial Conglomerates - 1.0%
General Electric Co.	1,135	129,912
Honeywell International, Inc.	223	41,911
		171,823
Machinery - 2.5%
Caterpillar, Inc.	317	89,118
Deere & Co.	86	35,341
Dover Corp.	548	81,268
Fortive Corp.	1,565	123,400
Ingersoll Rand, Inc.	1,513	105,320
		434,447
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	656	28,129
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	1,511	16,470
TOTAL INDUSTRIALS		1,491,442
INFORMATION TECHNOLOGY - 27.1%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	742	65,578
IT Services - 1.2%
Accenture PLC Class A	128	41,443
Capgemini SA	155	28,926
MongoDB, Inc. Class A (b)	177	67,490
Shopify, Inc. Class A (b)	382	25,399
Twilio, Inc. Class A (b)	454	28,924
Wix.com Ltd. (b)	253	24,989
		217,171
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (b)	721	76,224
ASML Holding NV (Netherlands)	51	33,534
Lam Research Corp.	122	85,693
Marvell Technology, Inc.	166	9,670
Micron Technology, Inc.	1,497	104,700
NVIDIA Corp.	1,347	664,812
NXP Semiconductors NV	244	50,196
Renesas Electronics Corp. (b)	2,833	47,197
SolarEdge Technologies, Inc. (b)	174	28,287
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	692	64,750
		1,165,063
Software - 12.5%
Adobe, Inc. (b)	370	206,956
Autodesk, Inc. (b)	297	65,916
Elastic NV (b)	351	21,720
HubSpot, Inc. (b)	137	74,873
Intuit, Inc.	262	141,954
Microsoft Corp.	4,131	1,353,976
Salesforce, Inc. (b)	723	160,116
Synopsys, Inc. (b)	174	79,847
Tenable Holdings, Inc. (b)	447	20,280
Workday, Inc. Class A (b)	225	55,013
		2,180,651
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	5,862	1,101,294
TOTAL INFORMATION TECHNOLOGY		4,729,757
MATERIALS - 2.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	94	27,776
Celanese Corp. Class A	202	25,525
Chemtrade Logistics Income Fund	1,267	7,980
Corteva, Inc.	697	35,205
DuPont de Nemours, Inc.	315	24,220
Linde PLC	315	121,918
LyondellBasell Industries NV Class A	385	38,026
Nutrien Ltd.	120	7,601
Olin Corp.	256	14,853
The Chemours Co. LLC	447	15,207
		318,311
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	43	19,196
Vulcan Materials Co.	107	23,353
		42,549
Containers & Packaging - 0.1%
Aptargroup, Inc.	102	13,521
Greif, Inc. Class A	142	10,308
		23,829
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	983	26,408
Franco-Nevada Corp.	99	14,262
Freeport-McMoRan, Inc.	1,004	40,070
Horizonte Minerals PLC (b)	2,773	4,584
Reliance Steel & Aluminum Co.	65	18,522
		103,846
TOTAL MATERIALS		488,535
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	27	3,141
American Tower Corp.	292	52,945
Corporate Office Properties Trust (SBI)	601	15,554
Crown Castle International Corp.	239	24,020
CubeSmart	108	4,505
Digital Realty Trust, Inc.	279	36,750
Equinix, Inc.	84	65,636
Equity Lifestyle Properties, Inc.	439	29,395
Essex Property Trust, Inc.	114	27,176
Mid-America Apartment Communities, Inc.	223	32,386
Prologis (REIT), Inc.	514	63,839
Simon Property Group, Inc.	231	26,216
Ventas, Inc.	651	28,436
Welltower, Inc.	527	43,678
		453,677
UTILITIES - 2.3%
Electric Utilities - 1.5%
Duke Energy Corp.	194	17,227
Edison International	568	39,107
FirstEnergy Corp.	506	18,251
NextEra Energy, Inc.	992	66,266
NRG Energy, Inc.	435	16,334
PG&E Corp. (b)	2,583	42,103
Southern Co.	1,007	68,204
		267,492
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	816	14,631
Multi-Utilities - 0.6%
Dominion Energy, Inc.	399	19,367
DTE Energy Co.	169	17,471
NiSource, Inc.	886	23,709
Sempra	604	42,413
		102,960
Water Utilities - 0.1%
American Water Works Co., Inc.	167	23,170
TOTAL UTILITIES		408,253
TOTAL COMMON STOCKS (Cost $15,291,618)		17,305,861

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c) (Cost $187,815)	187,778	187,815

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $15,479,433)	17,493,676
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(10,878)
NET ASSETS - 100.0%	17,482,798

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,630 or 0.2% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	128,396	2,815,252	2,755,833	2,927	-	-	187,815	0.0%
Total	128,396	2,815,252	2,755,833	2,927	-	-	187,815

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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